Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 911,055	$ 772,311
Raw materials	1,155,579	939,331
Advances to suppliers and subcontractors	266,205	251,584
Inventory, gross	2,332,839	1,963,226
Less: Provision for losses on long-term contracts	(34,820)	(16,900)
Inventories, net	2,298,019	1,946,326
Pre-contract costs
Capitalized Contract Cost [Line Items]
Cost incurred on long-term contracts in progress	$ 216,036	$ 186,738